Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

Note 1 - Nature of Operations and Basis of Presentation

Nature of Operations

MamaMancini’s Holdings, Inc. (the “Company”), (formerly known as Mascot Properties, Inc.) was organized on July 22, 2009 as a Nevada corporation. The Company has a year-end of January 31.

The Company is a marketer, manufacturer and distributor of beef meatballs with sauce, turkey meatballs with sauce, beef meat loaf, sausage & peppers, chicken parmesan and other similar meats and sauces. In addition, the Company continues to diversify its product line by introducing new products such as ready to serve dinners, single-size Pasta Bowls, bulk deli, packaged refrigerated and frozen products. The Company’s products were submitted to the United States Department of Agriculture (the “USDA”) and approved as all natural. The USDA defines all natural as a product that contains no artificial ingredients, coloring ingredients or chemical preservatives and is minimally processed. The Company’s customers are located throughout the United States, with large concentrations in the Northeast and Southeast.

On December 29, 2021, the Company made two acquisitions which expand the Company’s core product lines, and access to specific markets. T&L Creative Salads, Inc. (“T&L”) and Olive Branch, LLC (“OB”), are related premier gourmet food manufacturers based in New York. T&L offers a full line of foods for retail food chains and club stores, delis, bagel stores, caterers and provision distributors. T&L uses high-quality meats, seafood and vegetables, prepared to meet the standards set forth by the USDA and the FDA. Olive Branch started operations six years ago as a separate company to concentrate on selling olives, olive mixes, and savory products to a limited number of large retail customers, primarily in pre-packaged containers.

On June 28, 2022, the Company acquired a 24% minority interest in Chef Inspirational Foods, Inc. (“CIF”), a leading developer, innovator, marketer and sales company selling fresh and frozen prepared foods, for an investment of $1.2 million, at an implied enterprise value for CIF of $5 million. The investment consists of $500,000 in cash and $700,000 in the Company’s common stock. The Company also was granted the option to purchase the remaining seventy-six percent (76%) interest in CIF within one year of June 28, 2022. The option purchase price is an additional $3.8 million, of which $3.5 million would be paid in cash and $300,000 in common stock, which would be paid within a two-year period from June 28, 2022. The acquisition of the interest in CIF is being accounted for under the equity method of accounting for investments.

The following presents the unaudited results of operations for the period June 28, 2022 (acquisition date) through October 31, 2022 of CIF.

For the Period June 28, 2022 through October 31, 2022
Revenues	$11,628,434
Net income	$370,167

Note 1 - Nature of Operations and Basis of Presentation

Nature of Operations

MamaMancini’s Holdings, Inc. (the “Company”), (formerly known as Mascot Properties, Inc.) was organized on July 22, 2009 as a Nevada corporation. The Company has a year-end of January 31.

The Company is a manufacturer and distributor of beef meatballs with sauce, turkey meatballs with sauce, beef meat loaf, chicken parmesan and other similar meats and sauces. In addition, the Company continues to diversify its product line by introducing new products such as ready to serve dinners, single-size Pasta Bowls, bulk deli, packaged refrigerated and frozen products. The Company’s products were submitted to the United States Department of Agriculture (the “USDA”) and approved as all natural. The USDA defines all natural as a product that contains no artificial ingredients, coloring ingredients or chemical preservatives and is minimally processed. The Company’s customers are located throughout the United States, with large concentrations in the Northeast and Southeast.

On December 29, 2021, the Company made two acquisitions which expand the Company’s core product lines, and access to specific markets. T&L Creative Salads, Inc. (“T&L”) and Olive Branch, LLC (“OB”), are related premier gourmet food manufacturers based in New York. T&L offers a full line of foods for retail food chains and club stores, delis, bagel stores, caterers and provision distributors. T&L uses high-quality meats, seafood and vegetables, prepared to meet the standards set forth by the USDA and the FDA. Olive Branch started operations six years ago as a separate company to concentrate on selling olives, olive mixes, and savory products to a limited number of large retail customers, primarily in pre-packaged containers.